Loss Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Anti-dilutive outstanding employee share options	6,664,244	7,224,123
Weighted average number of convertible preference shares excluded from the computation of earnings/ loss per share			34,678,664
Weighted Average Number of Employee Share Options Excluded from Computation of Earnings/ Loss Per Share			12,884,672